Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Line Items]
Due to related parties account amounted	$ 925,100	$ 528,472
Longrich Group [Member]
Related Party Transactions [Line Items]
Operating lease agreement, description	the Company had five leases from its related party, subsidiaries of Longrich Group, which are controlled by a major shareholder of the Company.
Sales to related parties	$ 37,414,302	34,258,761	$ 44,886,549
Related Party [Member]
Related Party Transactions [Line Items]
Due to related parties account amounted	925,100	528,472
Accounts payable	70,258	194,818
Accounts receivable		47,040
Majority Shareholder [Member]
Related Party Transactions [Line Items]
Sales to related parties	$ 17,860	$ 6,853	$ 160,055